Changes in organization and disposals (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Changes In Organization And Disposals [Line Items]
Disclosure of net restructuring expenses [text block]
Net restructuring expenses by business division and Corporate Center unit
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Wealth Management	463	447	323
Wealth Management Americas	113	139	137
Personal & Corporate Banking	103	117	101
Asset Management	100	100	82
Investment Bank	359	577	396
Corporate Center	30	78	196
of which: Services	19	57	140
of which: Group ALM	4	0	0
of which: Non-core and Legacy Portfolio	6	21	56
Total net restructuring expenses	1,168	1,458	1,235
of which: personnel expenses	534	751	460
of which: general and administrative expenses	627	695	761
of which: depreciation and impairment of property, equipment and software	7	11	12
of which: amortization and impairment of intangible assets	0	0	2

Net restructuring expenses by personnel expense category
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Salaries	346	435	312
Variable compensation – performance awards	34	102	38
Variable compensation – other	98	209	108
Contractors	62	56	46
Social security	8	8	5
Pension and other post-employment benefit plans	(29)	(75)	(65)
Other personnel expenses	15	17	15
Total net restructuring expenses: personnel expenses	534	751	460

Net restructuring expenses by general and administrative expense category
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Occupancy	75	123	109
Rent and maintenance of IT and other equipment	93	94	31
Communication and market data services	1	1	0
Administration	25	16	6
Marketing and public relations	1	0	0
Travel and entertainment	14	16	17
Professional fees	186	162	187
Outsourcing of IT and other services	240	289	316
Other[1]	(8)	(5)	95
Total net restructuring expenses: general and administrative expenses	627	695	761
1 Mainly comprised of onerous real estate lease contracts.

UBS AG
Disclosure Changes In Organization And Disposals [Line Items]
Disclosure of net restructuring expenses [text block]
Net restructuring expenses by business division and Corporate Center unit
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Wealth Management	463	447	323
Wealth Management Americas	113	139	137
Personal & Corporate Banking	103	117	101
Asset Management	100	100	82
Investment Bank	359	577	396
Corporate Center	30	78	196
of which: Services	19	57	140
of which: Group ALM	4	0	0
of which: Non-core and Legacy Portfolio	6	21	56
Total net restructuring expenses	1,168	1,458	1,235
of which: personnel expenses	534	751	460
of which: general and administrative expenses	627	695	761
of which: depreciation and impairment of property, equipment and software	7	11	12
of which: amortization and impairment of intangible assets	0	0	2

Net restructuring expenses by personnel expense category
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Salaries	346	435	312
Variable compensation – performance awards	34	102	38
Variable compensation – other	98	209	108
Contractors	62	56	46
Social security	8	8	5
Pension and other post-employment benefit plans	(29)	(75)	(65)
Other personnel expenses	15	17	15
Total net restructuring expenses: personnel expenses	534	751	460

Net restructuring expenses by general and administrative expense category
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Occupancy	75	123	109
Rent and maintenance of IT and other equipment	93	94	31
Communication and market data services	1	1	0
Administration	25	16	6
Marketing and public relations	1	0	0
Travel and entertainment	14	16	17
Professional fees	186	162	187
Outsourcing of IT and other services	240	289	316
Other[1]	(8)	(5)	95
Total net restructuring expenses: general and administrative expenses	627	695	761
1 Mainly comprised of onerous real estate lease contracts.